Employee Information - Summary of Average Number of Employees (Detail) - Employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Information About Employees [line items]
Average number of employees	94,503	97,843
Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	22,096	23,148
Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	72,407	74,695
South East Asia, Oceania and India [member]
Disclosure of Information About Employees [line items]
Average number of employees	24,051	23,697
South East Asia, Oceania and India [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	4,821	4,740
South East Asia, Oceania and India [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	19,230	18,957
North East Asia [member]
Disclosure of Information About Employees [line items]
Average number of employees	13,379	12,399
North East Asia [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	4,376	4,024
North East Asia [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	9,003	8,375
North America [member]
Disclosure of Information About Employees [line items]
Average number of employees	9,361	9,577
North America [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	1,980	2,057
North America [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	7,381	7,520
Europe and Latin America [member]
Disclosure of Information About Employees [line items]
Average number of employees	43,442	47,917
Europe and Latin America [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	10,180	11,627
Europe and Latin America [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	33,262	36,290
Middle East and Africa [member]
Disclosure of Information About Employees [line items]
Average number of employees	4,270	4,253
Middle East and Africa [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	739	700
Middle East and Africa [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	3,531	3,553
Sweden [member]
Disclosure of Information About Employees [line items]
Average number of employees	12,047	13,035
Sweden [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	2,723	3,059
Sweden [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	9,324	9,976
Of which in EU [member]
Disclosure of Information About Employees [line items]
Average number of employees	34,326	36,508
Of which in EU [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	8,069	8,918
Of which in EU [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	26,257	27,590